Principal Accounting Policies	6 Months Ended
Jun. 30, 2022
Principal Accounting Policies [Abstract]
PRINCIPAL ACCOUNTING POLICIES

NOTE 3 - PRINCIPAL ACCOUNTING POLICIES

General

The principal accounting policies and calculation methods, which have been implemented in the preparation of the financial information for the interim period, are consistent with those that were implemented in the preparation of the Group’s annual financial statements for the year ended December 31, 2021.

Fair value of financial instruments

As of June 30, 2022 and December 31, 2021, the financial instruments of the Group consist of non-derivative assets and liabilities (primarily working capital items, deposits and loans). With regard to non-derivative assets and liabilities, given their nature, the fair value of the financial instruments included in the consolidated statement of financial position is generally close or identical to their carrying amount.